Investment in and Advances to Non-Consolidated Entities (Details) (USD $)	12 Months Ended							12 Months Ended					1 Months Ended	12 Months Ended																				12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Partnerships	May 05, 2011 Nonrecourse Mezzanine Loan [Member] Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Short-term Debt [Member] NLS Entity [Member]	May 31, 2011 Short-term Debt [Member] NLS Entity [Member]	Dec. 31, 2010 Short-term Debt [Member] NLS Entity [Member]	Dec. 31, 2011 Allen, Texas Property [Member] Nonrecourse Mezzanine Loan [Member] Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Allen, Texas Property [Member] First Mortgage [Member] Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Lexington Reality Advisors Inc [Member]	Dec. 31, 2011 Lexington Reality Advisors Inc [Member] Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Lexington Reality Advisors Inc [Member] Net Lease Strategic Assets Fund L P [Member] Maximum [Member]	Apr. 30, 2011 Pemlex LLC [Member] sqft	Dec. 31, 2011 Pemlex LLC [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2010 Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2009 Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Return On Of Investment Seventh Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Return On Of Investment Ninth Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment First Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment Second Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment Third Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment Fifth Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment Sixth Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Inland American Real Estate Trust Inc [Member]
Dec. 31, 2011
Net Lease Strategic Assets Fund L P [Member]
Common Stock [Member]
Inland American Real Estate Trust Inc [Member]
Return On Of Investment Fifth Priority [Member]
Return on Investments From Operations [Member]
																												Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Unpaid Preferred Equity [Member] Return On Of Investment Second Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Unpaid Preferred Equity [Member] Return On Of Investment Third Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Preferred Stock [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Preferred Stock [Member] Return On Of Investment Second Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Preferred Stock [Member] Return On Of Investment Third Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Preferred Stock [Member] Return On Of Investment Fourth Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Concord Debt Holdings LLC [Member]	Dec. 31, 2010 Concord Debt Holdings LLC [Member]	Dec. 31, 2006 Concord Debt Holdings LLC [Member]	Dec. 31, 2006 Concord Debt Holdings LLC [Member] WRT [Member]	Dec. 31, 2011 Lex Win Concord [Member]	Dec. 31, 2011 CDH CDO LLC [Member]	Dec. 31, 2011 LW Sofi LLC [Member]	Mar. 31, 2011 Other Nonconsolidated Entity [Member]	Dec. 31, 2009 Other Nonconsolidated Entity [Member]	Dec. 31, 2011 Limited Partnership [Member]	Dec. 31, 2009 Hotel Joint Venture [Member]	Dec. 31, 2011 Partnership [Member] Maximum [Member]	Dec. 31, 2011 Partnership [Member] Minimum [Member]	Dec. 31, 2009 Columbia South Carolina [Member] Office Property [Member]	Dec. 31, 2011 Mortgages [Member]	Feb. 28, 2010 Mortgages [Member]	Dec. 31, 2011 Mortgages [Member] Partnership [Member]	Feb. 21, 2012 Business Combination [Member] Inland American Real Estate Trust Inc [Member]	Feb. 21, 2012 Business Combination [Member] NLS Entity [Member] properties
Investments in and Advances to Affiliates [Line Items]
Investment in joint venture	$ 19,940,000	$ 11,258,000	$ (4,765,000)										$ 14,180,000
Square feet of property acquired													210,000
Payment to acquire real estate													15,900,000
Internal rate of return on investment													15.00%
Annual preferred return on investment													9.60%
Income from equity method investment	30,334,000	21,741,000	(123,176,000)											1,344,000	3,599,000	3,636,000	3,636,000
Co-venture equity ownership percentage, by partner																										85.00%											50.00%
Co-venture equity ownership percentage																				15.00%										100.00%						50.00%							40.00%		35.00%	27.00%
Return on investment percent, by partner																					9.00%
Return on investment, value by partner																					220,590,000						220,590,000
Return on investment, percent																						9.00%	9.00%	9.00%				10.50%	10.50%		6.50%	6.50%
Return on investment, value																							38,928,000		38,928,000			115,579,000			46,786,000		162,365,000
Remaining cashflow allocation if company is general partner, by partner																		65.00%	65.00%
Remaining cashflow allocation if company is general partner																		35.00%	35.00%
Residual cashflow allocation if entity is not general partner percentage by partner																		85.00%	85.00%
Residual cashflow allocation if entity is not general partner percentage																		15.00%	15.00%
Management fee											0.375%
Contingent property management fee												3.00%
Acquisition fee											0.50%
Equity recognized in income using hypothetical liquidation															21,572,000	19,468,000	12,364,000
Difference between assets contributed and fair value of initial investment															94,723,000
Exercise Price of Buy Sell Right																																																			213,014,000	548,706,000
Properties to Sell																																																				41
Total Properties																																																				43
Loans Receivable Rate Of Interest				15.00%		7.40%	6.90%
Loans and Leases Receivable, Related Parties				6,875,000	20,077,000	13,202,000	7,614,000
Noncash or Part Noncash Acquisition, Debt Assumed								6,875,000	30,582,000
Equity method investment distributions	11,549,000	3,233,000	4,707,000																															3,596,000				258,000	100,000
Equity method investment																																			0					5,760,000	719,000
Loss on impairment																																									1,559,000	6,480,000
Gain on sale of property																																															2,000,000
Proceeds from sale of property																																															12,513,000
Equity method investment, sales proceeds																																												60,000
Number of partnerships			5
Mortgage debt																																																6,468,000	2,450,000	21,563,000
Interest rate range, minimum																																																		9.40%
Interest rate range, maximum																																																		11.50%
Weighted-average interest rate	5.70%	5.80%																																																9.90%
Advisory fees		$ 967,000	$ 1,140,000							$ 804,000